Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Time Deposit Maturities, Next Twelve Months	$ 108,498
Time Deposit Maturities, Year Two	51,951
Time Deposit Maturities, Year Three	31,360
Time Deposit Maturities, Year Four	20,529
Time Deposit Maturities, Year Five	9,494
Time Deposits, Total	221,832	211,429
Time Deposits, $250,000 or More	42,009	27,704
Deposits, total	559,944	541,182
Major Customer Deposits [Member]
Deposits, total	$ 31,979